Prepaid Expense - Schedule of Prepaid Expense (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expense [Abstract]
Consulting fee	$ 1,079,299
Legal fee	20,000
Insurance expenses	17,948	2,599
Others	7,420	1,172
Total	$ 1,124,667	$ 3,771